Lease - Future Minimum Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases
Within 1 year	¥ 90,393		¥ 97,825
Between 1 and 2 years	82,151		85,403
Between 2 and 3 years	64,048		79,496
Between 3 and 4 years	48,996		66,136
Between 4 and 5 years	16,253		53,050
Beyond 5 years			23,417
Total lease payment	301,841		405,327
Less imputed interest	(20,985)		(30,896)
Total	¥ 280,856	$ 43,043	¥ 374,431